Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders
Balance at Dec. 31, 2016	$ 927,757	$ 16,685	$ 800,566	$ 110,506
Distributions declared and paid (distributions of $2.24, $2.24 and $1.26 per common unit in 2017, 2018 and 2019, respectively (adjusted for the March 2019 Reverse Split) and $0.86, $0.86 and $0.42 per preferred unit in 2017, 2018 and 2019, respectively)	(51,630)	(780)	(39,749)	(11,101)
Partnership’s net (loss) / income	38,483	522	26,860	11,101
Issuance of Partnership's units (Note 13)	17,639		17,639
Equity compensation expense (Note 14)	1,156		1,156
Balance at Dec. 31, 2017	933,405	16,427	806,472	110,506
Distributions declared and paid (distributions of $2.24, $2.24 and $1.26 per common unit in 2017, 2018 and 2019, respectively (adjusted for the March 2019 Reverse Split) and $0.86, $0.86 and $0.42 per preferred unit in 2017, 2018 and 2019, respectively)	(52,600)	(780)	(40,719)	(11,101)
Partnership’s net (loss) / income	(104)	(211)	(10,994)	11,101
Equity compensation expense (Note 14)	613		613
Balance at Dec. 31, 2018	881,314	15,436	755,372	110,506
Distributions declared and paid (distributions of $2.24, $2.24 and $1.26 per common unit in 2017, 2018 and 2019, respectively (adjusted for the March 2019 Reverse Split) and $0.86, $0.86 and $0.42 per preferred unit in 2017, 2018 and 2019, respectively)	(28,771)	(440)	(22,904)	(5,427)
Partnership’s net (loss) / income	(122,455)	(2,339)	(122,768)	2,652
Deemed dividend to preferred unit holders’ (Note 13)		(171)	(8,948)	9,119
Distribution of Diamond S Shipping Inc. stock to Partnerships' unitholders (Note 1)	(207,408)	(3,914)	(203,494)
Redemption of Class B Convertible Preferred Units (Notes 1 and 13)	(116,850)			(116,850)
Equity compensation expense (Note 14)	907		907
Balance at Dec. 31, 2019	$ 406,737	$ 8,572	$ 398,165	$ 0